                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21666

                           Hatteras Master Fund, L.P.
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2007

          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           HATTERAS MASTER FUND, L.P.

                        FOR THE YEAR ENDED MARCH 31, 2007

                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm....................    1
Schedule of Investments....................................................    2
Statement of Assets, Liabilities and Partners' Capital.....................    6
Statement of Operations....................................................    7
Statement of Changes in Partners' Capital..................................    8
Statement of Cash Flows....................................................    9
Notes to Financial Statements..............................................   10
Board of Directors (unaudited).............................................   17
Fund Management (unaudited)................................................   18
Other Information (unaudited)..............................................   19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners' capital of Hatteras Master Fund, L.P. (the "Master Fund"), including the schedule of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, and changes in partners' capital for the two years then ended. These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2007, by correspondence with the Underlying Fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Master Fund as of March 31, 2007, and the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements of the Master Fund include investments in Underlying Funds valued at $439,348,184 (approximately 101.67% of partners' capital), which are stated at fair value based on estimates by the Master Fund's management. The Master Fund's management estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
May 24, 2007

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

GRAPHIC OMITTED
EDGAR REPRESENTATION OF DATA AS FOLLOWS:

Opportunistic Equity                         34.98%
Enhanced Fixed Income                        19.32%
Absolute Return                              17.84%
Energy and Natural Resources                 13.71%
Private Equity Composite                      8.92%
Real Estate Composite                         6.90%
Liabilities in excess of other assets        (1.67)%

                                                                         COST       FAIR VALUE
                                                                     -----------   -----------
INVESTMENTS IN UNDERLYING FUNDS (101.67%)
   ABSOLUTE RETURN (17.84%) (c)
      Black River Global Multi-Strategy Leveraged Fund, LLC (a, b)   $ 6,000,000   $ 6,762,373
      Courage Special Situations Fund, L.P. (a, b)                     4,827,675     5,913,748
      DE Shaw Composite Fund, LLC (a, b)                              10,000,000    11,588,849
      Montrica Global Oppurtunities Fund, L.P. (a, b)                  9,000,000     9,523,663
      OZ Asia Domestic Partners, L.P. (a, b)                          12,000,000    12,982,155
      Smith Breeden Mortgage Partners, L.P. (a, b)                     4,413,258     4,919,962
      Stark Investments, L.P. (a, b)                                   8,000,000     9,001,669
      Waterstone Market Neutral Fund, L.P. (a, b)                      6,000,000     6,419,434
      Wellington Partners, LLC (a, b)                                  7,785,759     9,970,026
                                                                                   -----------
                                                                                    77,081,879
                                                                                   -----------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
ENERGY AND NATURAL RESOURCES (13.71%) (c)
   All-Cap Energy Hedge Fund, LLC (a, b)                             $ 4,234,684   $  4,095,657
   Arclight Energy Partners Fund III, L.P. (a, b)                      2,521,815      2,487,895
   Black River Commodity Multi Strategy Fund, L.P. (a, b)              7,000,000      7,647,026
   Cambridge Energy, L.P. (a, b)                                       2,566,534      3,971,043
   Centennial Energy Partners, L.P. (a, b)                             9,000,000      9,061,111
   EnerVest Energy Institutional Fund X-A, L.P. (a, b)                 2,613,547      2,907,185
   Merit Energy Partners F-II, L.P. (a, b)                               375,696        369,167
   Natural Gas Partners Energy Tech, L.P. (a, b)                         306,000        270,724
   Natural Gas Partners VIII, L.P. (a, b)                              1,163,221      1,620,083
   Ospraie Special Opportunities Fund, L.P. (a, b)                     3,750,000      3,998,515
   Quantum Energy Partners IV, LP (a, b)                                 579,088        486,271
   Southport Energy Plus Partners, L.P. (a, b)                         5,083,819      7,964,413
   Touradji Deeprock Partners, L.P. (a, b)                             4,000,000      4,138,484
   Treaty Oak Partners, L.P. (a, b)                                    9,000,000     10,217,684
                                                                                   ------------
                                                                                     59,235,258
                                                                                   ------------
ENHANCED FIXED INCOME (19.32%) (c)
   ARX Global High Yield Securities Fund I, L.P. (a, b)                9,000,000     10,242,728
   BDCM Partners I, L.P. (a, b)                                       11,500,000     13,852,017
   Blackrock International Bond Fund (a)                               1,408,430      1,397,772
   Contrarian Capital Fund I, L.P. (a, b)                             10,880,064     13,548,180
   D.B. Zwirn Special Opportunities Fund, L.P. (a, b)                  6,500,000      7,719,877
   Drawbridge Special Opportunities Fund, L.P. (a, b)                  8,800,000      9,504,003
   Greylock Global Opportunity Fund, L.P. (a, b)                       4,922,405      5,599,692
   Halcyon Europe L.P. (a, b)                                          8,000,000      8,096,256
   Lazard Emerging Income, L.P. (a, b)                                 3,000,000      3,463,829
   Melody Fund, L.P. (a, b)                                            3,000,000      3,296,042
   Ore Hill Fund, L.P. (a, b)                                          5,221,928      6,752,896
                                                                                   ------------
                                                                                     83,473,292
                                                                                   ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007(CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
OPPORTUNISTIC EQUITY (34.98%) (c)
   Algebris Global Financials Fund, LP (a, b)                        $ 6,000,000   $  7,002,670
   Artis Technology Qualified 2X, L.P. a, b                            7,000,000      8,804,958
   Asian Century Quest Fund (QP) L.P. (a, b)                           3,000,000      3,257,326
   CCM Small Cap Value Qualified Fund, L.P. (a, b)                     2,500,000      2,852,857
   Criterion Horizons Fund, LP (a, b)                                  5,000,000      5,160,790
   CRM Windridge Partners, L.P. (a, b)                                 4,522,017      5,061,699
   DE Shaw Oculus Fund LLC (a, b)                                      5,000,000      5,935,777
   Ellerston GEMS Offshore Fund, L.P. (a, b)                           7,000,000      8,508,509
   Encore Consumer Capital Fund, LP. (a, b)                            1,253,544      1,176,062
   GMO Mean Reversion Fund A (a, b)                                    5,770,065      6,685,726
   Gradient Europe Fund, L.P. (a, b)                                   3,500,000      6,701,209
   Healthcor, L.P. (a, b)                                             11,000,000     13,086,998
   Liberty Square Strategic Partners IV (Asia), L.P. (a, b)           10,000,000     11,375,241
   Samlyn Onshore Fund, L.P. (a, b)                                    4,000,000      4,096,000
   Sansar Capital, L.P. (a, b)                                        10,000,000     11,484,906
   SCP Domestic Fund, L.P. (a, b)                                      4,002,947      5,485,351
   SR Global Fund, L.P. (Class C) International (a, b)                 3,457,674      5,700,541
   SR Global Fund, L.P. (Class G) Emerging (a, b)                      4,281,970      7,358,784
   SR Global Fund, L.P. (Class H) Japan (a, b)                         3,665,240      4,341,533
   Standard Pacific Japan Fund, L.P. (a, b)                            6,500,000      6,537,005
   The Platinum Fund Ltd. (a, b)                                       2,535,461      3,165,942
   The Raptor Global Fund, L.P. (a, b)                                 2,500,000      3,130,738
   Visium Long Bias Fund, L.P. (a, b)                                 10,964,983     11,747,732
   Witches Rock Fund, L.P. (a, b)                                      2,003,000      2,525,998
                                                                                   ------------
                                                                                    151,184,352
                                                                                   ------------
PRIVATE EQUITY COMPOSITE (8.92%) (c)
   Actis Umbrella Fund, L.P. (a, b)                                    1,008,914        967,634
   BDCM Opportunity Fund II, L.P. (a, b)                                 962,673        900,999
   Brazos Equity Fund II, L.P. (a, b)                                  1,321,087      1,134,737
   Carlyle Japan Partners II, L.P. (a, b)                                218,049        199,744
   CJIP II Co-Invest, L.P. (a, b)                                         48,764         48,163
   Claremont Creek Ventures, L.P. (a, b)                                 370,000        298,710
   Crosslink Crossover Fund IV, L.P. (a, b)                            4,403,262      5,285,173
   Crosslink Crossover Fund IV, L.P. (a, b)                            3,000,000      3,050,069
   Great Point Partners VII, L.P. (a, b)                                 450,000        382,880
   Halifax Fund II, L.P. (a, b)                                          501,438        357,874

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (CONCLUDED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
PRIVATE EQUITY COMPOSITE (8.92%) (c) (CONTINUED)
   Hancock Park Capital III, L.P. (a, b)                             $ 1,500,000   $  1,942,631
   Integral Capital Partners VII, L.P.  (a, b)                         6,000,000      6,811,122
   OCM European Principal Opportunties Fund, L.P. (a, b)               3,080,307      3,716,207
   OCM Mezzanine Fund II, L.P. (a, b)                                  2,575,000      2,670,149
   Pipe Equity Partners, LLC (a, b)                                    3,824,693      4,609,674
   Private Equity Investment Fund IV, L.P.  (a, b)                     1,138,058      1,363,835
   Roundtable Healthcare Partners II, L.P. (a, b)                        755,563        665,906
   Sanderling Venture Partners VI Co-Investment Fund, L.P. (a, b)        350,000        291,795
   Sanderling Venture Partners VI, L.P. (a, b)                           450,000        390,318
   Sterling Capital Partners II, L.P. (a, b)                             682,221        786,992
   Strategic Value Global Opportunities Fund I-A, LP (a, b)            1,497,239      1,472,239
   VCFA Private Equity Partners IV, L.P. (a, b)                          586,606        632,914
   VCFA Venture Partners V, L.P. (a, b)                                  560,000        560,000
                                                                                   ------------
                                                                      35,283,874     38,539,765
                                                                                   ------------
REAL ESTATE COMPOSITE (6.90%) (c)
   Benson, Elliot Real Estate Partners II, L.P. (a, b)                 1,268,436      1,135,730
   Colony Edge, L.P. (a, b)                                            2,000,000      2,183,068
   Colony Investors VII, L.P. (a, b)                                   1,847,168      2,037,770
   ING Clarion CRA Hedge Fund, L.P. (a, b)                             2,356,915      3,417,955
   ING Clarion Global, L.P. (a, b)                                     3,000,000      3,489,044
   Oak Hill Plus, L.P. (a, b)                                          4,000,000      3,903,574
   ORBIS Real Estate Fund I, L.P. (a, b)                                 707,967        636,545
   Rockwood Capital Real Estate Partners Fund VII, LP (a, b)             748,474        692,159
   Security Capital Preferred Growth, Inc. (b)                         1,714,042      1,657,795
   Transwestern Mezzanine Realty Partner II, LLC (b)                   1,375,483      1,392,246
   WCP Real Estate Fund I, LP (a, b)                                   2,750,000      2,750,000
   Wells Street Global Partners, LP (a, b)                             4,686,679      6,537,752
                                                                                   ------------
                                                                                     29,833,638
                                                                                   ------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $379,649,862)                           439,348,184
                                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.67%)                                       (7,228,445)
                                                                                   ------------
PARTNERS' CAPITAL - 100.00%                                                        $432,119,739
                                                                                   ============

a-   Non-income producing

b- Underlying Funds are issued in private placement transactions and as such are restricted as to resale.

c-   Sectors are unaudited by Deloitte & Touche LLP.

Total cost and value of restricted securities as of March 31, 2007 was $378,182,052 and $437,950,412 respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL - MARCH 31, 2007

ASSETS
Investments in Underlying Funds, at fair value (cost $379,649,862)   $439,348,184
Cash and cash equivalents                                              14,981,857
Investments in Underlying Funds paid in advance                        17,316,547
Receivable from redemption of Underlying Funds                          5,904,264
Dividends and interest receivable                                          27,016
Withholding tax refund receivable                                          26,478
Prepaid assets                                                            125,811
                                                                     ------------
   TOTAL ASSETS                                                      $477,730,157
                                                                     ============
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                    $ 29,369,377
Redemptions payable                                                    12,680,000
Line of credit loan payable                                             3,000,000
Management fee payable                                                    370,734
Professional fees payable                                                  96,775
Accounting and administration fees payable                                 58,870
Interest expense payable                                                   16,250
Custodian fees payable                                                     10,670
Line of credit fees payable                                                 4,133
Risk management expense payable                                             3,609
                                                                     ------------
   TOTAL LIABILITIES                                                   45,610,418
                                                                     ------------
   PARTNERS' CAPITAL                                                  432,119,739
                                                                     ------------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                           $477,730,157
                                                                     ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Dividends                                                                                    $ 1,290,949
   Interest                                                                                         118,168
                                                                                                -----------
   TOTAL INVESTMENT INCOME                                                                        1,409,117
                                                                                                -----------
OPERATING EXPENSES
   Management fee                                                                                 3,363,892
   Risk management expense                                                                          306,789
   Accounting and administration fees                                                               294,026
   Professional fees                                                                                224,070
   Insurance expense                                                                                106,340
   Line of credit fees                                                                               77,169
   Board of directors' fees                                                                          37,500
   Custodian fees                                                                                    31,489
   Interest expense                                                                                  30,646
   Compliance consulting fees                                                                        11,250
   Other expenses                                                                                    41,903
                                                                                                -----------
   TOTAL OPERATING EXPENSES                                                                       4,525,074
                                                                                                -----------
   NET INVESTMENT LOSS                                                                           (3,115,957)
                                                                                                -----------
NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS
   Net realized gain on investments in Underlying Funds                                           2,322,022
   Net increase in unrealized appreciation on investments in Underlying Funds                    35,414,077
                                                                                                -----------
   NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS    37,736,099
                                                                                                -----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                                     $34,620,142
                                                                                                ===========

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CHANGES IN PARTNERS' CAPITAL

                                                               LIMITED
                                                              PARTNERS'
                                                              CAPITAL*
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2005                        $116,826,646
   Capital contributions                                      77,428,383
   Capital withdrawals                                        (2,250,000)
   Net investment loss                                        (1,894,577)
   Net realized loss on investments in Underlying Funds          (89,064)
   Net increase in unrealized appreciation on investments
      in Underlying Funds                                     23,499,600
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2006                        $213,520,988
   Capital contributions                                     207,108,880
   Capital withdrawals                                       (23,130,271)
   Net investment loss                                        (3,115,957)
   Net realized gain on investments in Underlying Funds        2,322,022
   Net increase in unrealized appreciation on investments
      in Underlying Funds                                     35,414,077
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2007                        $432,119,739
                                                            ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED MARCH 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                        $  34,620,142
   Adjustments to reconcile net increase in partners' capital resulting from investment operations to net cash used in operating activities:
      Purchases of Underlying Funds                                                 (234,324,375)
      Proceeds from redemptions of Underlying Funds                                   45,561,151
      Net realized gain on investments in Underlying Funds                            (2,322,022)
      Net increase in unrealized appreciation on investments in Underlying Funds     (35,414,077)
      Decrease in investments in Underlying Funds paid in advance                      2,183,453
      Increase in receivable from redemption of Underlying Funds                      (5,496,725)
      Increase in dividends and interest receivable                                       (2,695)
      Increase in withholding tax refund receivable                                      (26,478)
      Increase in prepaid assets                                                          (5,667)
      Increase in management fee payable                                                 192,679
      Increase in professional fees payable                                               22,150
      Increase in accounting and administration fees payable                              24,452
      Decrease in organizational fees payable                                            (25,393)
      Increase in interest expense payable                                                16,250
      Increase in custodian fees payable                                                   8,111
      Increase in line of credit fees payable                                              4,133
      Decrease in risk management expense payable                                        (12,201)
                                                                                   -------------
   Net cash used in operating activities                                            (194,997,112)
                                                                                   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)               213,903,313
   Capital withdrawals (net of redemptions payable)                                  (10,450,271)
   Line of credit borrowings                                                           3,000,000
                                                                                   -------------
Net cash used in financing activities                                                206,453,042
                                                                                   -------------
Net change in cash and cash equivalents                                               11,455,930

Cash and cash equivalents at beginning of year                                         3,525,927
                                                                                   -------------
Cash and cash equivalents at end of year                                           $  14,981,857
                                                                                   =============
Supplemental Disclosure of Interest Paid                                           $      14,396
                                                                                   =============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007

1.   ORGANIZATION

     Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

     Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

     On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statement.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B. INVESTMENT INCOME

     Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

     C. FUND EXPENSES

     The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

     D. INCOME TAXES

     The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At March 31, 2007, the Master Fund held $14,981,857 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PARTNERS' CAPITAL

     Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

     In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners' capital determined as of the last day of the month (before repurchase of interests).

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board who is not an "interested person" of the Master Fund (the "Independent Board"), as defined by the 1940 Act, receives an annual retainer of $15,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     UMB Bank, n.a. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. UMB Investment Services Group serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the year ended March 31, 2007 amounted to $234,324,375. Total proceeds from redemptions of Underlying Funds for the year ended March 31, 2007 amounted to $45,561,151. The cost of investments in Underlying Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund relies upon actual and estimated tax information provided by the underlying funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2007.

6.   RISK FACTORS

     An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund. Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Underlying Funds' governing agreements. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

7.   LINE OF CREDIT

     On May 1, 2006, the Master Fund entered into a $20,000,000 unsecured, uncommitted revolving loan facility ("Facility"), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts; the investment in new managers; or as general working capital. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At March 31, 2007 the Master Fund had $3,000,000 in borrowings outstanding under the Facility and $20,383 in fees and interest payable. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended March 31, 2007 was 7.45%, $284,932, and $7,500,000, respectively.

8.   REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. On March 31, 2006, the Investment Manager recommended to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.   INDEMNIFICATION

     In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

     As of March 31, 2007, the Master Fund had outstanding investment commitments to Underlying Funds totaling $ 93,387,778.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

11.  FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund. The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions.

     The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than a year.

                                                                 FOR THE PERIOD FROM
                                          FOR THE YEARS ENDED      JANUARY 1, 2005
                                               MARCH 31,           (COMMENCEMENT OF
                                         --------------------    OPERATIONS) THROUGH
                                           2007        2006         MARCH 31, 2005
                                         --------    --------    -------------------
Total return amortizing organizational
   expenses*                                   --**        --**           0.23%
Total return                                 9.31%      13.79%            0.17%
Partners' capital, end of period (000)   $432,120    $213,521         $116,827
Portfolio Turnover                          14.03%      19.35%            3.72%
ANNUALIZED RATIOS:
Net Investment loss                         (0.96)%     (1.23)%          (1.43)%
Total Expenses                               1.39%       1.52%            1.50%

* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**   Organizational costs were fully expensed as of 3/31/05.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONCLUDED)

12.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

13.  SUBSEQUENT EVENTS

     Effective April 1, 2007 and May 1, 2007, there were additional capital contributions of $29,369,377 and $42,762,643, respectively.

HATTERAS MASTER FUND, L.P.
BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                                       Principal Occupation(s) During          Number of
                      Position(s)   Term of Office;           Past 5 years and            Portfolios in Fund
Name, Address &        Held with     Length of Time      Other Directorships Held by     Complex' Overseen by
Age                    the Fund          Served                   Director                Director or Officer
------------------   ------------   ---------------   --------------------------------   --------------------
INTERESTED DIRECTORS

David B. Perkins,    Chief          3 year term;      Mr. Perkins has been Chairman                5
44                   Executive      Since Inception   and CEO since inception of the
1000 Watermeet       Officer and                      Funds. Mr. Perkins became the
Lane                 Chairman of                      President and Managing Principal
Raleigh, NC 27614    the Board of                     of  the Investment Manager in
                     Directors                        September 2003 and became the
                                                      co-founder and Managing Partner
                                                      of CapFinancial Partners, LLC in
                                                      April 2003. Prior to that, he
                                                      was Managing Partner at Wachovia
                                                      Securities Financial Network,
                                                      Inc. from June 2002 to
                                                      September 2003 and Managing
                                                      Principal of CapTrust Financial
                                                      Advisors, LLC from October 1997
                                                      to June 2002.

INDEPENDENT DIRECTORS

Steve E. Moss, 53    Director:      3 year term;      Mr. Moss is a principal of                   5
918 Meadow Lane      Chairman of    Since December    Holden, Moss, Knott, Clark,
Henderson, NC        the Audit      2004              Copley & Hoyle, P.A. and has
27536                Committee                        been a member manager of HMKCT
                                                      Properties, LLC since January
                                                      1996. Mr. Moss as been a
                                                      Director and Member of the Audit
                                                      Committee of the Fund since
                                                      December 2004.

H. Alexander         Director:      3 year term;      Mr. Holmes founded Holmes                    5
Holmes, 64           Audit          Since December    Advisory Services, LLC, a
3408 Landor Road     Committee      2004              financial consultation firm, in
Raleigh, NC 27609    Member                           1993. Mr. Holmes has been a
                                                      Director and Member of the Audit
                                                      Committee of the Fund since
                                                      December 2004.

Gregory S.           Director:      3 year term;      Mr. Sellers became the Chief                 5
Sellers, 47          Audit          Since December    Financial Officer and a director
2643 Steeplechase    Committee      2004              of Kings Plush, Inc., a fabric
Road                 Member                           manufacturer, in April 2003.
Gastonia, NC                                          Prior to that, he was the Vice
28056                                                 President of Finance at
                                                      Parksdale Mills, Inc., a cotton
                                                      and cotton blend yarns producer,
                                                      from January 1991 to April 2003.
                                                      Mr. Sellers has been a Director
                                                      and Member of the Audit
                                                      Committee for the Fund since
                                                      December 2004.

Art Lottes, 53       Director:      3 year term;      Mr. Lottes was the President of              5
4813 Wynneford Way   Audit          Since November    CARQUEST Corporation, an
Raleigh, NC 27615    Committee      2006              automotive aftermarket company
                     Member                           until December 2005. Mr. Lottes
                                                      was a Board member of CARQUEST
                                                      and General Parts until December
                                                      2005.

HATTERAS MASTER FUND, L.P.
FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                                                                                                       Number of
                    Position(s)                                                                   Portfolios in Fund
Name, Address &      Held with    Length of Time   Principal Occupation(s) During Past 5 years   Complex' Overseen by
Age                  the Fund         Served         and Other Directorships Held by Director     Director or Officer
-----------------   -----------   --------------   -------------------------------------------   --------------------
OFFICERS

J. Michael          Chief         Since            Mr. Fields has been the CFO since                      N/A
Fields, 33          Financial     Inception        inception of the Funds. Mr. Fields became
8540 Colonnade      Officer                        a Director of the Investment Manager in
Center Drive,                                      September 2003. Prior to joining the
Suite 401                                          Investment Manager, Mr. Fields was
Raleigh, NC 27615                                  employed by CapTrust Financial Advisors
                                                   from August 2002 to September 2003.
                                                   Prior to joining CapTrust, Mr. Fields was
                                                   employed by Morgan Stanley in Atlanta,
                                                   Georgia from January 2000 to August
                                                   2002.

Denise              Chief         Since            Ms. Buchanan has been the CCO since                    N/A
Buchanan, 44        Compliance    Inception        inception of the Funds. Ms. Buchanan
8540 Colonnade      Officer                        became the Compliance Officer with
Center Drive,                                      CapFinancial Partners, LLC ("CapTrust")
Suite 401                                          in November 2003. Prior to joining
Raleigh, NC 27615                                  CapTrust, Ms. Buchanan was President of
                                                   Broker/Dealer Sales & Consulting, Inc.
                                                   from 2001 to November 2003. Previously,
                                                   Ms. Buchanan was the Director of
                                                   Compliance for Atlantic Capital
                                                   Management, LLC from 1996 to 2001.

Vickey              Secretary     Since            Ms. Collins has been the Secretary of the              N/A
Collins, 40                       Inception        Funds since inception. She became the
8540 Colonnade                                     Operations Manager for the Investment
Drive,                                             Manager in September 2004. Prior to
Suite 401                                          joining the Investment Manager, she was
Raleigh, NC 27615                                  employed with McKinely Capital
                                                   Management from 1994 to 2004.

HATTERAS MASTER FUND, L.P.
OTHER INFORMATION (UNAUDITED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

     At a meeting of the Board of the Master Fund held on February 28, 2007, by a unanimous vote, the Board of the Master Fund, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the "Agreement").

     In advance of the meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Limited Partners of the Master Fund managed by the Investment Manager (collectively, the "Funds"). The materials also included comparisons of the performance of each of the Master Fund's investment sectors versus a relevant benchmark.

     The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement.

     DISCUSSION OF FACTORS CONSIDERED

     The Board reviewed various materials relating to the Investment Manager, including materials furnished by the Investment Manager. These materials included information about the Investment Manager's personnel, organizational structure, operations and financial condition. Management discussed with the Independent Directors the Investment Manager's business plans regarding ownership of the Manager, stability and retention of management and improvements in the Funds' distribution and marketing.

     The Board considered, among other things, various matters relating to the organizational capabilities of the Investment Manager, including: (1) the nature and stability of the ownership of the Investment Manager; (2) the nature of the Investment Manager's portfolio management experience and resources, including the experience of relevant personnel; and (3) the Investment Manager's resources, practices and procedures to address regulatory compliance matters.

     The Board concluded that the Investment Manager has sufficient resources to fulfill effectively the Investment Manager's duties under the Agreement.

     The Board also considered other information, including: (1) the terms of the Agreement; (2) the standard of care applicable to the Investment Manager under the Agreement; (3) information regarding the performance of and fees paid by certain similar private funds managed by the Investment Manager; (4) information compiled by the Investment Manager intended to gauge the

HATTERAS MASTER FUND, L.P.
OTHER INFORMATION (UNAUDITED) (CONCLUDED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

     behavior of the Investment Manager's portfolio management strategy during periods of historical or hypothetical market stress; (5) the Funds' investment performance and expense ratios and the investment performance and expense ratios of other investment companies with similar investment styles to the Funds; and (6) the structure of, and the method used to determine, the compensation of portfolio managers.

     The Board gave consideration to the fees payable under the Agreement, including: (1) the fees to be paid to the Investment Manager and the Investment Manager's anticipated expenses in providing its services, and the fact that certain affiliates of the Investment Manager provide other services to the Funds and receive payment for these services; and (2) a comparison of the fees payable under the Agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Master Fund, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Investment Manager.

     The Board also considered possible economies of scale that might be recognized in the future at different asset levels. In this regard the Board considered the amount of assets in the Master Fund; the placement agent agreements currently in force to increase the Funds' penetration in various distribution channels; the information provided by the Investment Manager relating to its estimated costs; and information comparing the fee rate to be charged by the Investment Manager (which does not include fee breakpoints) with fee rates charged by other unaffiliated investment managers to their clients. The Board considered all factors and no one factor alone was deemed dispositive.

PROXY VOTING

     A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-504-9070.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Messrs. Steve E. Moss, H. Alexander Holmes and Gregory S. Sellers are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,500 for 2006 and $56,300 for 2007.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $1,536 for 2006 and $340 for 2007. The fees listed on item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2006 and $0 for 2007.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 0%

               (c) 0%

               (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        HATTERAS INVESTMENT PARTNERS LLC
                           HATTERAS MASTER FUND, L.P.
                      HATTERAS MULTI-STRATEGY FUND I, L.P.
                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.
                HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

                               PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Investment Partners, LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Funds and other advisory clients of Hatteras invest, directly or indirectly, substantially all of their assets in securities of pooled investment vehicles or separate accounts, which are private partnerships, limited liability companies or similar entities managed by third-party investment managers (collectively, "Advisor Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. To the extent that the we or our clients receive notices or proxies from Advisor Funds (or receive proxy statements or similar notices in connection with any other portfolio securities), Hatteras has proxy voting responsibilities.

With respect to proxies issued by Hatteras Master Fund, L.P. (the "Master Fund"), the feeder funds which invest in the Master Fund have delegated proxy voting authority to Hatteras. Hatteras will vote proxies in a manner that it deems to be in the best interests of the Funds. In general, the Investment Manager believes that voting proxies in accordance with the policies described below will be in the best interests of its clients. If an analyst, trader or partner of the Hatteras believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a client, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

Hatteras will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. Hatteras will generally vote in favor of management or shareholder proposals that Hatteras believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, Hatteras will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of Hatteras' clients.

If a proxy includes a matter to which none of the specific policies described above or in Hatteras' stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, Hatteras and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on by Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. or Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the "Registered Funds") presents an actual or potential conflict of interest involving Hatteras (or an affiliate of Hatteras), any issuer of a security for which Hatteras (or an affiliate of Hatteras) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom Hatteras (or an affiliate of Hatteras) has an existing material contract or business relationship not entered into in the ordinary course of business (Hatteras and such other persons having an interest in the matter being called "Interested Persons"), Hatteras will make written disclosure of the conflict to the Independent Directors of the applicable Fund(s) indicating how Hatteras proposes to vote on the matter and its reasons for doing so. If the Investment Manager does not receive timely written instructions as to voting or non-voting on the matter from the applicable Registered Fund's Independent Directors, Hatteras may take any of the following actions which it deems to be in the best interests of the Fund: (1) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (2) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Registered Fund each are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each of the Registered Fund's Form N-PX filing is available: (1) without charge, upon request, by calling (800) 504-9070; or (2) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

     The following table provides biographical information about the members of the Investment Committee of Hatteras Investment Partners LLC (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Hatteras Master Fund, L.P. (the "Fund") as of March 31, 2007:

NAME OF                         LENGTH OF
INVESTMENT                       TIME OF                                             ROLE OF
COMMITTEE                       SERVICE TO    BUSINESS EXPERIENCE DURING THE        INVESTMENT
MEMBER              TITLE        THE FUND              PAST 5 YEARS              COMMITTEE MEMBER
-------------   ------------   -----------   --------------------------------   -----------------
Mark W. Yusko   Principal      Since         Mr. Yusko became a Principal and   Asset allocation;
                and            January       co-founder of the Investment       underlying
                co-founder     2004          Manager in September 2003 and      manager
                of the         (inception)   President and Chief Executive      selection; and
                Investment                   Officer of Morgan Creek Capital    portfolio
                Manager                      Management, LLC in July, 2004.     construction
                                             Previously, Mr. Yusko served as
                                             President and Chief Executive
                                             Officer for UNC Management Co.,
                                             LLC from January 1998 through
                                             July 2004, where he was
                                             responsible for all areas of
                                             investment management for the
                                             UNC Endowment and Affiliated
                                             Foundation Funds.

David B.        President      Since         Mr. Perkins became the President   Systems analyst;
Perkins         and Managing   January       and Managing Principal of the      and strategic
                Principal of   2004          Investment Manager in September    recommendations
                the            (inception)   2003 and co-founder and Managing   and portfolio
                Investment                   Partner of CapFinancial            oversight
                Manager                      Partners, LLC in April 2003.
                                             Previously, Mr. Perkins was
                                             Managing Partner at Wachovia
                                             Securities Financial Network,
                                             Inc. from June 2002 to September
                                             2003 and as Managing Principal
                                             of CapTrust Financial Advisors,
                                             LLC from October 1997 to June
                                             2002.

Joshua E.       Director of    Since         Mr. Parrott joined the             Risk management;
Parrott         Risk           January       Investment Manager as an Analyst   underlying
                Management     2004          in March 2004 and became the       manager due
                of the         (inception)   Director of Risk Management in     diligence;
                Investment                   January 2005. Previously, Mr.      operational due
                Manager                      Parrott was employed as an         diligence; and
                                             Analyst by Dialectic Capital       performance
                                             Management in 2003 and as a        analysis
                                             Financial Advisor at Morgan
                                             Stanley from February 1999 to
                                             March 2003.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

          The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2007:

                                                                               Number of
                                                                               Accounts        Total Assets
Name of                                                                       Managed for       for Which
Investment                                                                  Which Advisory   Advisory Fee is
Committee                                Total Number of                      Fee is Based       Based on
Member             Type of Account      Accounts Managed    Total Assets    on Performance     Performance
----------      ---------------------   ----------------   --------------   --------------   ---------------
Mark W. Yusko   Registered Investment
                Companies                       1          $1,356,000,000          0          $            0

                Other Pooled
                Investment Vehicles            11          $1,680,000,000         11          $1,280,000,000

                Other Accounts                  9          $1,040,000,000          9          $1,040,000,000

David B.        Registered Investment
Perkins         Companies                       0          $            0          0          $            0

                Other Pooled
                Investment Vehicles             0                       0          0                       0

                Other Accounts                  0                       0          0                       0

Joshua E.       Registered Investment
Parrott         Companies                       0          $            0          0          $            0

                Other Pooled
                Investment Vehicles             0                       0          0                       0

                Other Accounts                  0                       0          0                       0

          Potential Conflicts of Interests

     Mr. Yusko is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher, lower or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

          Messrs. Perkins and Parrott do not manage any other accounts and therefore no material conflicts of interest arise out of their management of the registrant.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

          The compensation of the members of the Investment Committee of the Investment Manager includes a combination of the following: (i) fixed annual salary; (ii) a variable portion of the management fee paid by the Master Fund to the Investment Manager; and (iii) a variable portion of any incentive compensation paid by the registrant, or any other feeder fund, to the Investment Manager or its affiliates. The portions of the management fee and incentive fee paid to a member of the Investment Committee are based on the pre-tax performance of the Fund as compared to a benchmark. The Investment Manager uses the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year as a benchmark for the Fund's pre-tax performance when determining the variable components of the compensation of members of the Investment Committee.

(a)(4) Disclosure of Securities Ownership

          The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Investment Manager indirectly in the Master Fund as of March 31, 2007:

INVESTMENT COMMITTEE MEMBER   DOLLAR RANGE OF FUND SHARES BENEFICIALLY OWNED
---------------------------   ----------------------------------------------
Mark W. Yusko                              $100,001 to $500,000
David B. Perkins                           $100,001 to $500,000
Joshua E. Parrott                            $10,001 to $50,000

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hatteras Master Fund, L.P.


By (Signature and Title)* /s/ David B. Perkins
                          ----------------------------------------------
                          David B. Perkins, President &
                          Chief Executive Officer
                          (principal executive officer)

Date June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David B. Perkins
                          ----------------------------------------------
                          David B. Perkins, President &
                          Chief Executive Officer
                          (principal executive officer)

Date June 8, 2007


By (Signature and Title)* /s/ J. Michael Fields
                          ----------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date June 8, 2007

* Print the name and title of each signing officer under his or her signature.